PROPERTY, PLANT AND EQUIPMENT - Summary of Movement (Details) € in Millions	6 Months Ended
Jun. 28, 2019 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	€ 3,888
Adjustment for adoption of IFRS 16	322
Additions	293
Disposals	31
Depreciation expense	(289)
Currency translation adjustments	1
Property, plant and equipment end of period	4,184
Cold drink equipment operation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Restructuring charge	€ 24